Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 530,805	$ 510,965
Short Term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity period of Available-for-sale securities	longer than 90 days	longer than 90 days
Available-for-sale securities	$ 222,451	$ 244,603
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity period of Available-for-sale securities	90 days or less	90 days or less
Available-for-sale securities	$ 308,354	$ 266,362